Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2016